Related Party Transactions (Details) - USD ($)																		1 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 01, 2023	Sep. 13, 2022	Sep. 08, 2022	May 23, 2022	May 23, 2022	Apr. 05, 2022	Apr. 05, 2022	Apr. 05, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 04, 2021	Mar. 04, 2021	Mar. 04, 2021	May 23, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023	Nov. 29, 2023	Aug. 31, 2023	Aug. 21, 2023
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																				750,000
Proceeds from issuance of common stock (in Dollars)																						$ 25,000
Stock issued during period value, fair value (in Dollars)																			$ 2,575,000				$ 2,575,000
Stock-based compensation, amount (in Dollars)									$ 62,500	$ 62,500
Share price (in Dollars per share)																				$ 10.1			$ 10.1
Stock issued during period shares, fair value (in Dollars)																						25,000
Sale of stock price per share (in Dollars per share)																				$ 10.1			$ 10
Principal amount (in Dollars)																												$ 181,488
Promissory note (in Dollars)																					$ 19,700		$ 19,700
Loans converted into private units, amount (in Dollars)																				$ 5,475,000
Price per share (in Dollars per share)																				$ 10			$ 10
Working capital Loan (in Dollars)
Number of shares redeemed	8,007,353
investor to purchase percentage																				9.90%
Working capital loans, outstanding (in Dollars)
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																							750,000
Share price (in Dollars per share)																							$ 0.009
Number of shares redeemed												575,000
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)																				$ 12			$ 12
Loans converted into private units, amount (in Dollars)																							$ 5,475,000
Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)																											$ 181,488
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)		$ 10																		$ 10
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)		10.1
investor to purchase percentage																				9.90%
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)		$ 10																		$ 10			$ 10
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)																										$ 362,798
Director [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares				374,614					250,000
Stock-based compensation, amount (in Dollars)									$ 62,500
Management [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period value, fair value (in Dollars)				$ 137,354
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)																				$ 170,000							$ 181,488	$ 181,488
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)																									$ 60,000	362,798
Sponsor [Member] | Subsequent Event [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)																									$ 60,000	$ 362,798
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Promissory note (in Dollars)																							$ 19,700	$ 0
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																							750,000
Stock issued during period shares																		374,614
Founder Shares [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares										374,614
Stock-based compensation, amount (in Dollars)										$ 62,500
Founder Shares [Member] | Management [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period value, fair value (in Dollars)		$ 137,354
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																	3,450,000
Founder shares																3,450,000				3,450,000
Sale of stock price per share (in Dollars per share)																				$ 10.1			$ 10.1
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares						141,624						708,738			3,450,000	3,450,000	3,450,000	57,500
Common stock shares subject to forfeiture												375,000				450,000	450,000
Proceeds from issuance of common stock (in Dollars)															$ 25,000	$ 25,000	$ 25,000
Founder shares outstanding												2,875,000	2,875,000	2,875,000						1,607,418
Number of shares redeemed												2,875,000	575,000	575,000
Stock transferred during period shares				57,500	57,500	141,624	141,624	141,624	708,738	708,738	708,738							57,500
Sponsor [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)																				$ 10.1			$ 10.1
Principal amount (in Dollars)																				$ 300,000			$ 300,000
Sponsor [Member] | Maximum [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subject to forfeiture													375,000
Sponsor [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subject to forfeiture															450,000
Sponsor [Member] | Over-Allotment Option [Member] | Maximum [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subject to forfeiture													375,000
Sponsor [Member] | Subsequent Event [Member] | Private Placement [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)																									$ 10	$ 10
Sponsor [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares										250,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares						141,624				708,738								57,500
Common stock shares subject to forfeiture																	450,000
Proceeds from issuance of common stock (in Dollars)																	$ 25,000
Founder shares												575,000
Founder shares outstanding												2,875,000	2,875,000	2,875,000									1,607,418
Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subject to forfeiture												375,000
Sponsor [Member] | Mr Bush [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							79,732
Sponsor [Member] | Stanley Hutton Rumbough [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							50,000
Sponsor [Member] | Anne Lee [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							50,000
Sponsor [Member] | Paul Hodge Jr. [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							109,463
Sponsor [Member] | SHR Ventures LLC [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							178,387
Sponsor [Member] | Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							750,000
Thomas Wood [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				50,000
Thomas Wood [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																							50,000
Investor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																							75,000
Investor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																							75,000
Investor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares																							750,000
Share price (in Dollars per share)																							$ 0.009
Anchor Investors [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares			750,000																	750,000
Founder shares outstanding																				750,000
Share price (in Dollars per share)			$ 0.009																	$ 0.009
Stock issued during period shares, fair value (in Dollars)																				$ 3,626,296
Sale of stock price per share (in Dollars per share)																				$ 4.84
Anchor Investors [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares, fair value (in Dollars)																							$ 3,626,296
Sale of stock price per share (in Dollars per share)																							$ 4.84
Mr Bush [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				79,732
Stanley Hutton Rumbough [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				50,000
Anne Lee [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				50,000
Paul Hodge Jr. [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				109,463
SHR Ventures LLC [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding																				178,387
Ten Anchor Investors [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period shares			75,000																	75,000
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance (in Dollars)																				$ 351,488
Related Party [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Note outstanding (in Dollars)																				$ 0			$ 19,700